UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq.	Peter Fetzer, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (44.92%)
Basic Materials (0.73%)
Forest Products & Paper (0.11%)
Domtar Corp.	26,406	$1,011,350

Mining (0.62%)
Newmont Mining Corp.	220,408	5,543,261

Total Basic Materials		6,554,611

Communications (2.36%)
Internet (1.67%)
Angie’s List, Inc.(a)(b)	1,346,564	6,180,729
eBay, Inc.(a)	165,273	8,759,469

		14,940,198

Telecommunications (0.69%)
Vonage Holdings Corp.(a)	1,462,000	6,140,400

Total Communications		21,080,598

Consumer, Cyclical (9.16%)
Airlines (0.91%)
American Airlines Group, Inc.	140,000	6,871,200
American Airlines Group, Inc., Escrow Shares(a)	582,000	1,254,210

		8,125,410

Auto Manufacturers (1.39%)
General Motors Co.(b)	381,146	12,432,983

Auto Parts & Equipment (0.16%)
Tenneco, Inc.(a)	27,245	1,400,938

Home Furnishings (1.50%)
Select Comfort Corp.(a)(b)	448,448	13,381,688

Retail (5.20%)
BJ’s Restaurants, Inc.(a)	82,517	3,654,678
Destination Maternity Corp.(b)	268,458	4,110,092
Ezcorp, Inc., Class A(a)(b)	495,219	5,105,708
Office Depot, Inc.(a)	612,500	4,655,000
Pier 1 Imports, Inc.(b)	377,643	6,348,179
Rite Aid Corp.(a)	2,085,912	14,559,666
Staples, Inc.(b)	474,094	8,083,302

		46,516,625

Total Consumer, Cyclical		81,857,644

	Shares	Value

Consumer, Non-cyclical (6.44%)
Biotechnology (4.58%)
Alexion Pharmaceuticals, Inc.(a)	35,615	$6,526,092
Amgen, Inc.	47,508	7,233,568
Biogen Idec, Inc.(a)	18,512	7,204,130
Celgene Corp.(a)	81,758	9,742,283
Gilead Sciences, Inc.(a)	98,002	10,273,550

		40,979,623

Commercial Services (1.46%)
RR Donnelley & Sons Co.	67,657	1,114,311
Sotheby’s(b)	280,436	11,932,552

		13,046,863

Healthcare-Products (0.31%)
Trinity Biotech PLC, Sponsored ADR	149,705	2,775,531

Pharmaceuticals (0.09%)
Herbalife Ltd.	20,974	639,287
Pfizer, Inc.	5,400	168,750

		808,037

Total Consumer, Non-cyclical		57,610,054

Energy (5.21%)
Oil & Gas (4.32%)
Bill Barrett Corp.(a)	52,124	531,665
Chevron Corp.	97,874	10,035,021
EQT Corp.	14,426	1,073,871
Exxon Mobil Corp.(b)	76,142	6,656,334
Gran Tierra Energy, Inc.(a)	1,448,226	3,099,203
Nabors Industries Ltd.	741,378	8,533,261
Par Petroleum Corp.(a)	64,484	1,180,702
PBF Energy, Inc., Class A(b)	235,600	6,620,360
Range Resources Corp.	19,277	891,947

		38,622,364

Oil & Gas Services (0.89%)
Baker Hughes, Inc.	136,632	7,923,290

Total Energy		46,545,654

Financials (16.23%)
Banks (2.45%)
Capital One Financial Corp.	178,791	13,089,289
Regions Financial Corp.	1,007,955	8,769,209

		21,858,498

Diversified Financial Services (5.80%)
Ally Financial, Inc.(a)	1,133,172	21,201,648
Encore Capital Group, Inc.(a)	32,108	1,195,060
Nationstar Mortgage Holdings, Inc.(a)(b)	700,308	18,004,918
Nelnet, Inc., Class A(b)	127,000	5,554,980
Ocwen Financial Corp.(a)(b)	638,525	3,907,773
Stonegate Mortgage Corp.(a)(b)	201,000	2,022,060

		51,886,439

	Shares	Value

Financials (continued)
Holding Companies-Diversified (0.71%)
Leucadia National Corp.(b)	279,949	$6,346,444

Investment Companies (1.70%)
American Capital Ltd.(a)	1,085,536	15,186,649

Private Equity (1.58%)
Apollo Global Management LLC, Class A	41,178	1,024,097
The Blackstone Group LP(b)	80,715	3,013,898
Fortress Investment Group LLC, Class A	669,715	4,781,765
KKR & Co. LP(b)	222,718	5,347,459

		14,167,219

Real Estate Investment Trusts (3.99%)
American Capital Agency Corp.	221,010	4,762,766
American Capital Mortgage Investment Corp.	23,683	441,451
Blackstone Mortgage Trust, Inc., Class A(b)	289,212	8,444,990
Invesco Mortgage Capital, Inc.	24,085	369,464
New Senior Investment Group, Inc.(b)	1,307,969	21,633,807

		35,652,478

Total Financials		145,097,727

Industrials (2.05%)
Engineering & Construction (1.18%)
Fluor Corp.	196,318	10,520,682

Oil & Gas Services (0.19%)
Hornbeck Offshore Services, Inc.(a)(b)	78,194	1,735,907

Transportation (0.68%)
Teekay Tankers Ltd., Class A	1,186,624	6,099,247

Total Industrials		18,355,836

Technology (2.74%)
Computers (0.67%)
NetApp, Inc.(b)	157,200	5,942,160

Semiconductors (0.92%)
QUALCOMM, Inc.(b)	131,635	8,221,922

Software (1.15%)
Oracle Corp.(b)	246,251	10,315,454

Total Technology		24,479,536

TOTAL COMMON STOCKS (Cost $416,891,102)		401,581,660

	Shares	Value

CLOSED END FUNDS (1.39%)
AllianceBernstein Income Fund, Inc.	682,000	$5,162,740
Eaton Vance National Municipal Opportunities Trust	100,000	2,159,000
Nuveen California AMT-Free Municipal Income Fund	100,000	1,542,000
Nuveen Dividend Advantage Municipal Fund 2	100,000	1,473,000
Nuveen Municipal Advantage Fund, Inc.	148,434	2,128,544

		12,465,284

TOTAL CLOSED END FUNDS (Cost $11,318,079)		12,465,284

EXCHANGE TRADED FUNDS (11.70%)
Commodity (0.10%)
SPDR® Gold Shares(a)	7,200	888,840

Equity Funds (11.60%)
Energy Select Sector SPDR® Fund(b)	100,200	7,570,110
Industrial Select Sector SPDR® Fund	133,316	7,275,054
iShares® MSCI Emerging Markets ETF(b)	1,306,385	50,975,143
Market Vectors® Gold Miners ETF(b)	1,152,665	25,692,903
Market Vectors® Junior Gold Miners ETF(b)	95,080	2,637,519
SPDR® S&P Homebuilders ETF	49,500	1,697,355
Technology Select Sector SPDR® Fund(b)	195,885	7,815,811

		103,663,895

TOTAL EXCHANGE TRADED FUNDS (Cost $112,007,051)		104,552,735

	Principal Amount	Value

BANK LOANS (1.10%)(c)
Consumer, Cyclical (1.10%)
Retail (1.10%)
J.C. Penny Co., Inc., 6.00% 05/22/2018	$9,911,128	9,838,331

Total Consumer, Cyclical		9,838,331

TOTAL BANK LOANS (Cost $10,019,327)		9,838,331

CONVERTIBLE CORPORATE BONDS (2.12%)
Consumer, Cyclical (continued) (0.03%)
Airlines (0.03%)
American Airlines Group, Inc., 6.25% 10/15/2014(d)	1,065,000	251,127

Total Consumer, Cyclical		251,127

Consumer, Non-cyclical (1.37%)
Pharmaceuticals (1.37%)
Herbalife Ltd., 2.00% 08/15/2019(e)	17,135,000	12,262,320

Total Consumer, Non-cyclical		12,262,320

	Principal Amount	Value

Energy (0.72%)
Oil & Gas (0.72%)
Lukoil International Finance BV, 2.63% 06/16/2015	$6,700,000	$6,472,200

Total Energy		6,472,200

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $21,616,952)		18,985,647

CORPORATE BONDS (15.37%)
Basic Materials (0.11%)
Forest Products & Paper (0.11%)
Resolute Forest Products, Inc., 5.88% 05/15/2023	1,000,000	960,000

Total Basic Materials		960,000

Communications (7.16%)
Internet (3.41%)
IAC/InterActiveCorp, 4.75% 12/15/2022	10,000,000	9,812,500
Netflix, Inc., 5.75% 03/01/2024(e)	10,439,000	10,856,560
VeriSign, Inc., 4.63% 05/01/2023	9,870,000	9,857,663

		30,526,723

Media (2.21%)
DISH DBS Corp., 5.00% 03/15/2023	7,511,000	7,417,112
Sirius XM Radio, Inc., 6.00% 07/15/2024(e)	12,000,000	12,360,000

		19,777,112

Telecommunications (1.54%)
Sprint Corp., 7.88% 09/15/2023	13,475,000	13,727,656

Total Communications		64,031,491

Consumer, Cyclical (4.04%)
Auto Parts & Equipment (1.13%)
Lear Corp., 4.75% 01/15/2023	9,975,000	10,149,562

Lodging (0.75%)
Caesars Entertainment Operating Co., Inc, 11.25% 06/01/2017(d)	1,979,000	1,513,935
Caesars Entertainment Operating Co., Inc, 9.00% 02/15/2020(d)	6,926,000	5,194,500

		6,708,435

Retail (2.16%)
Conn’s, Inc., 7.25% 07/15/2022(e)	10,950,000	9,170,625
J.C. Penney Corp., Inc., 7.40% 04/01/2037	3,048,000	2,278,380
PVH Corp., 4.50% 12/15/2022	7,810,000	7,849,050

		19,298,055

Total Consumer, Cyclical		36,156,052

			Principal Amount	Value

Consumer, Non-cyclical (0.69%)
Commercial Services (0.69%)
Sotheby’s, 5.25% 10/01/2022(e)			$6,500,000	$6,207,500

Total Consumer, Non-cyclical				6,207,500

Energy (0.35%)
Oil & Gas Services (0.35%)
McDermott International, Inc., 8.00% 05/01/2021(e)			4,930,000	3,081,250

Total Energy				3,081,250

Financials (0.72%)
Diversified Financial Services (0.72%)
Ocwen Financial Corp., 6.63% 05/15/2019(e)			8,197,000	6,393,660

Total Financials				6,393,660

Technology (2.30%)
Computers (1.17%)
Seagate HDD Cayman, 4.75% 01/01/2025(e)			9,830,000	10,443,707

Semiconductors (1.13%)
Micron Technology, Inc., 5.50% 02/01/2025(e)			10,000,000	10,150,000

Total Technology				20,593,707

TOTAL CORPORATE BONDS (Cost $138,836,215)				137,423,660

U.S. TREASURY NOTES (3.61%)
Government (3.61%)
Sovereign (3.61%)
U.S. Treasury Notes, 2.50% 05/15/2024			30,000,000	32,224,230

Total Government				32,224,230

TOTAL U.S. TREASURY NOTES (Cost $29,687,173)				32,224,230

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (1.20%)
Purchased Call Options (0.78%)

CBOE SPX® Volatility:
	03/18/2015	$14.00	3,279	2,111,676
	06/17/2015	15.00	3,960	2,463,120
	03/18/2015	16.00	495	259,875
	02/18/2015	21.00	884	216,580
	02/18/2015	28.00	134	13,400
Ford Motor Co.	02/20/2015	17.00	500	1,000
Herbalife Ltd.	03/20/2015	35.00	494	148,200
Market Vectors® Russia ETF	02/20/2015	26.00	400	1,000
MGM Resorts International	02/27/2015	19.00	200	24,100

	Expiration Date	Exercise Price	Contracts	Value

Purchased Call Options (continued)
Pfizer, Inc.	06/19/2015	$32.00	1,580	$164,320
Pilgrim’s Pride Corp.	02/20/2015	35.00	989	239,832
SPDR® Gold Shares	03/20/2015	125.00	1,000	251,000
Twitter, Inc.	02/20/2015	39.00	742	153,594
United States Oil Fund LP	01/15/2016	20.00	4,946	885,334

Total Purchased Call Options				6,933,031

Purchased Put Options (0.42%)
CBOE SPX® Volatility	02/18/2015	16.00	1,250	31,250
Energy Select Sector SPDR® Fund	03/20/2015	75.00	1,000	318,000
Gilead Sciences, Inc.	03/20/2015	100.00	297	93,258
Herbalife Ltd.	02/20/2015	30.00	495	114,840
iShares® Russell 2000® ETF:
	03/20/2015	108.00	200	31,200
	03/20/2015	120.00	250	147,500
MGM Resorts International	02/27/2015	19.00	200	13,900
Netflix, Inc.	02/20/2015	300.00	99	495
Palo Alto Networks, Inc.	03/20/2015	125.00	247	162,773
SPDR® Gold Shares	03/20/2015	125.00	1,000	424,000
SPDR® S&P 500® ETF Trust:
	02/20/2015	191.00	1,485	196,020
	03/20/2015	197.00	1,000	463,000
	02/20/2015	201.00	1,485	610,335
	03/20/2015	203.00	990	727,650
SPDR® S&P Homebuilders ETF	06/19/2015	35.00	990	221,760
Twitter, Inc.:
	02/06/2015	36.50	223	39,917
	02/20/2015	39.00	494	160,550

Total Purchased Put Options				3,756,448

TOTAL PURCHASED OPTIONS (Cost $11,024,505)				10,689,479

	Expiration Date	Exercise Price	Notional Amount	Value

FOREIGN CURRENCY OPTIONS (0.29%)
Foreign Currency Put Options (0.29%)
EURO Currency Option	09/17/2015	$1.24	$ 28,520,000	$2,618,830

Total Foreign Currency Put Options				2,618,830

TOTAL FOREIGN CURRENCY OPTIONS (Cost $675,262)				2,618,830

		Shares	Value

RIGHTS: 0.53%
Sanofi CVR, Strike Price: $0.61, Expires: 12/31/2020(a)		6,034,105	4,706,602

TOTAL RIGHTS (Cost $2,956,703)			4,706,602

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (20.44%)
Money Market Fund (20.44%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	182,677,770	$182,677,770

TOTAL SHORT TERM INVESTMENTS (Cost $182,677,770)			182,677,770

TOTAL INVESTMENTS (102.67%) (Cost $937,710,139)			917,764,228

Liabilities in Excess of Other Assets (-2.67%)			(23,832,183)

NET ASSETS (100.00%)			$893,932,045

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $200,058,163.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Interest rate disclosed is that which is in effect as of January 31, 2015.
(d)	Security is currently in default.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, the market value of securities restricted under Rule 144A was $80,925,622, representing 9.05% of the Fund’s net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (-1.20%)

Consumer, Cyclical (-0.51%)
Airlines (-0.50%)
American Airlines Group, Inc.	(90,000)	$(4,417,200)

Lodging (-0.01%)
MGM Resorts International	(4,945)	(96,328)

Total Consumer, Cyclical		(4,513,528)

Consumer, Non-cyclical (-0.58%)
Food (-0.58%)
Tyson Foods, Inc., Class A	(133,726)	(5,220,663)

Total Consumer, Non-cyclical		(5,220,663)

Industrials (-0.11%)
Engineering & Construction (-0.11%)
McDermott International, Inc.	(449,487)	(1,011,346)

Total Industrials		(1,011,346)

TOTAL COMMON STOCKS (Proceeds $10,869,836)		(10,745,537)

EXCHANGE TRADED FUNDS (-0.70%)
Debt Funds (-0.62%)
iShares® 20+ Year Treasury Bond ETF	(40,000)	(5,540,000)

Equity Funds (-0.08%)
SPDR® S&P 500® ETF Trust	(3,503)	(698,743)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $5,301,269)		(6,238,743)

WARRANTS (0.00%)(a)
Sears Holdings Corp., Strike Price: $28.41, Expires: 12/15/2019	(87)	(1,828)

TOTAL WARRANTS (Proceeds $–)		(1,828)

	Principal Amount	Value

GOVERNMENT BONDS (-3.46%)
Government (-3.46%)
Sovereign (-3.46%)
Portugal Obrigacoes do Tesouro OT, 5.65% 02/15/2024(b)	$(4,000,000)	$(5,711,606)
Spain Government Bond, 2.75% 10/31/2024(b)	(20,000,000)	(25,249,391)

		(30,960,997)

Total Government		(30,960,997)

TOTAL GOVERNMENT BONDS (Proceeds $33,924,276)		(30,960,997)

TOTAL SECURITIES SOLD SHORT (Proceeds $50,095,381)		$(47,947,105)

(a)	Less than (0.005%).
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, the market value of securities restricted under Rule 144A was $(30,960,997), representing (3.46)% of the Fund’s net assets.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN OPTIONS (-1.07%)

Written Call Options (-0.72%)
American Airlines	02/20/2015	$49.00	(500)	$(109,000)

CBOE SPX® Volatility:
	02/18/2015	14.00	(3,279)	(2,347,764)
	03/18/2015	15.00	(3,960)	(2,336,400)
	03/18/2015	22.00	(990)	(247,500)
	02/18/2015	25.00	(268)	(38,860)
	02/18/2015	30.00	(1,500)	(97,500)
Conn’s, Inc.	04/17/2015	19.00	(400)	(36,000)

Herbalife Ltd.:
	02/20/2015	40.00	(92)	(2,300)
	03/20/2015	40.00	(988)	(148,200)
Netflix, Inc.	02/20/2015	345.00	(50)	(497,500)
Pilgrim’s Pride Corp.	02/20/2015	37.00	(1,978)	(39,560)
Twitter, Inc.	02/20/2015	42.50	(1,484)	(155,820)
United States Oil Fund LP	03/20/2015	19.50	(4,946)	(351,166)

TOTAL WRITTEN CALL OPTIONS (Premiums received $5,284,701)				(6,407,570)

Written Put Options (-0.35%)
CBOE SPX® Volatility	02/18/2015	17.00	(492)	(23,124)
Energy Select Sector SPDR® Fund	03/20/2015	70.00	(2,000)	(300,000)
Gilead Sciences, Inc.	03/20/2015	92.50	(594)	(72,468)
Herbalife Ltd.	02/20/2015	25.00	(990)	(88,110)
iShares® Russell 2000® ETF:
	03/20/2015	101.00	(400)	(26,800)
	03/20/2015	113.00	(500)	(140,000)
Netflix, Inc.	02/20/2015	280.00	(198)	(792)
Palo Alto Networks, Inc.	03/20/2015	115.00	(494)	(163,020)
Pfizer, Inc.	06/19/2015	25.00	(2,400)	(55,200)
SPDR® S&P 500® ETF Trust:
	03/20/2015	185.00	(2,000)	(390,000)
	03/20/2015	192.00	(1,980)	(637,560)
	02/20/2015	196.00	(2,970)	(694,980)
	06/19/2015	200.00	(198)	(196,020)
Twitter, Inc.:
	02/06/2015	33.50	(446)	(34,788)
	02/20/2015	36.00	(988)	(191,672)
	03/20/2015	36.00	(500)	(118,500)

TOTAL WRITTEN PUT OPTIONS (Premiums received $3,640,315)				(3,133,034)

TOTAL WRITTEN OPTIONS (Premiums received $8,925,016)				$(9,540,604)

	Expiration Date	Exercise Price	Notional Amount	Value

FOREIGN CURRENCY OPTIONS (-0.17%)
Foreign Currency Put Option (-0.17%)
EURO Currency Option	09/17/2015	$1.18	$(27,140,000)	$(1,533,072)

TOTAL FOREIGN CURRENCY PUT OPTIONS (Premiums received $275,137)				(1,533,072)

TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund(a)	Rate Paid to the Fund(b)	Termination Date	Unrealized Depreciation

Bank of America Merrill Lynch	Crocodile Gold Corp.	$500,000	0.5705%	N/A	4/15/2015	$(4,174)

						$(4,174)

(a)	U.S. 1 month LIBOR as of last reset +0.40%.
(b)	The Fund receives dividend payments based on any dividend activity of the Reference Obligation.

TOTAL RETURN FUTURES SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Termination Date	Unrealized Depreciation

Bank of America Merrill Lynch	Long Gilt Future	$(6,319,020)	2/24/2015	$(617,700)
Bank of America Merrill Lynch	Euro-BTP Future	(32,133,169)	3/04/2015	(1,032,431)
Bank of America Merrill Lynch	Euro-OAT Future	(30,903,994)	3/04/2015	(2,206,667)
Bank of America Merrill Lynch	Euro-OAT Future	(57,323,483)	3/04/2015	(1,452,176)

				$(5,308,974)

TOTAL RETURN SWAP CONTRACTS

Counterparty: Bank of America Merrill Lynch

Reference Obligation: Whitebox Tactical Opportunities Fund - Basket of Securities (See specific securities below)

Paid by Fund: For long positions, the Fund pays 1 month LIBOR plus 40bps and any negative return on the reference basket of securities. For short positions, the Fund pays any positive return on the reference basket of securities.

Received by Fund: For long positions, the Fund receives any positive return on the reference basket of securities. For short positions, the Fund receives 1 month LIBOR less the stock lending rate and any negative return on the reference basket of securities.

Swap Reset Frequency: Monthly

Termination Date: November 10, 2015

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long Positions
Transocean Ltd.	638,820	$10,412,766	$(434,398)

Total Long Positions		10,412,766	(434,398)

Short Positions
Acuity Brands, Inc.	(41,256)	(6,183,862)	140,270
Advisory Board Co.	(73,818)	(3,460,588)	16,240
Amazon.com, Inc.	(38,913)	(13,795,826)	(1,859,263)
Amedisys, Inc.	(140,228)	(3,951,625)	114,987
Anthem, Inc.	(47,387)	(6,395,349)	133,632
Applied Industrial Technologies, Inc.	(41,150)	(1,663,694)	17,695
ARIAD Pharmaceuticals, Inc.	(641,655)	(4,138,675)	6,416
athenahealth, Inc.	(76,737)	(10,720,926)	463,492
Autoliv, Inc.	(67,863)	(7,197,550)	(230,056)
AvalonBay Communities, Inc., REIT	(23,499)	(4,065,092)	152,039
Blackbaud, Inc.	(57,408)	(2,509,304)	96,445
CarMax, Inc.	(27,435)	(1,703,713)	43,896
Casey’s General Stores, Inc.	(27,263)	(2,489,112)	54,253
Cepheid	(130,200)	(7,357,602)	(328,104)
Chipotle Mexican Grill, Inc.	(8,820)	(6,260,789)	101,342
CLARCOR, Inc.	(21,962)	(1,373,284)	27,233
Conn’s, Inc.	(105,000)	(1,652,700)	52,500
Constant Contact, Inc.	(200,688)	(7,590,020)	280,963
CR Bard, Inc.	(9,274)	(1,586,132)	57,870
Dealertrack Technologies, Inc.	(76,125)	(3,060,225)	201,731
EastGroup Properties, Inc.	(38,546)	(2,491,613)	92,511
Energy Transfer Partners LP	(150,883)	(9,264,216)	(153,900)
Equity One, Inc., REIT	(85,254)	(2,322,319)	38,364
Facebook, Inc., Class A	(235,754)	(17,896,086)	(30,648)
GATX Corp.	(161,995)	(9,258,014)	158,755
Graco, Inc.	(29,049)	(2,069,451)	9,876
Hospira, Inc.	(32,870)	(2,084,944)	67,712
Illumina, Inc.	(50,777)	(9,911,163)	409,262
iShares® 20+ Year Treasury Bond ETF	(45,700)	(6,329,450)	(179,601)
iShares® Nasdaq Biotechnology ETF	(226,623)	(72,893,288)	981,278
iShares® Russell 2000® ETF	(397,813)	(46,026,964)	1,181,505
Keryx Biopharmaceuticals, Inc.	(216,091)	(2,627,667)	196,642
Keurig Green Mountain, Inc.	(116,673)	(14,299,443)	718,706
Kinder Morgan, Inc.	(297,338)	(12,205,725)	410,326
Lennox International, Inc.	(49,509)	(4,867,230)	45,548
LinkedIn Corp., Class A	(51,105)	(11,485,338)	(108,343)
Manhattan Associates, Inc.	(172,987)	(7,722,140)	226,613
Marketo, Inc.	(146,481)	(5,043,341)	2,929
Martin Marietta Materials, Inc.	(51,323)	(5,529,540)	196,567
Mattress Firm Holding Corp.	(151,163)	(8,710,012)	368,838

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions (continued)
Netflix, Inc.	(34,275)	$(15,142,695)	$423,982
NetSuite, Inc.	(57,958)	(5,704,806)	435,265
Nordson Corp.	(28,860)	(2,102,740)	15,295
OPKO Health, Inc.	(204,205)	(2,477,007)	(153,154)
Palo Alto Networks, Inc.	(110,256)	(13,935,256)	(43,000)
Pilgrim’s Pride Corp.	(264,139)	(7,171,374)	2,607,052
Pool Corp.	(122,010)	(7,590,242)	305,025
Post Properties, Inc.	(55,364)	(3,363,363)	122,908
PriceSmart, Inc.	(25,700)	(2,101,746)	121,047
Public Storage	(13,076)	(2,626,184)	50,081
Regency Centers Corp., REIT	(38,784)	(2,659,031)	50,807
Restoration Hardware Holdings, Inc.	(104,425)	(9,140,320)	472,001
salesforce.com, Inc.	(96,708)	(5,459,167)	129,588
Skechers U.S.A. Inc	(82,355)	(4,970,124)	4,118
SPDR® S&P MidCap 400® ETF Trust	(202,900)	(52,971,103)	969,862
Splunk, Inc.	(201,475)	(10,406,184)	781,723
Sprouts Farmers Market, Inc.	(55,719)	(2,028,729)	18,944
SPS Commerce, Inc.	(31,152)	(1,847,314)	(39,252)
Tesla Motors, Inc.	(26,040)	(5,301,744)	61,975
The Boston Beer Co., Inc., Class A	(26,927)	(8,469,080)	121,172
Thermo Fisher Scientific, Inc.	(57,731)	(7,228,498)	2,810
Tiffany & Co.	(31,545)	(2,733,059)	115,139
Toro Co.	(64,788)	(4,205,389)	108,844
Tractor Supply Co.	(85,260)	(6,920,554)	(52,008)
TripAdvisor, Inc.	(102,439)	(6,864,437)	214,098
Twitter, Inc.	(260,201)	(9,765,343)	361,680
Tyler Technologies, Inc.	(34,389)	(3,647,985)	138,244
Under Armour, Inc., Class A	(181,758)	(13,101,117)	(21,811)
Vail Resorts, Inc.	(26,292)	(2,307,386)	77,035
Valeant Pharmaceuticals International, Inc.	(89,435)	(14,306,917)	74,231
Workday, Inc.	(100,825)	(8,011,554)	117,966
Xylem, Inc.	(75,449)	(2,572,811)	48,287
Zillow, Inc., Class A	(116,345)	(11,276,157)	639,898

Total Short Positions		(608,603,428)	12,456,373

Total Positions		$(598,190,662)	$12,021,975

Common Abbreviations:

ADR - American Depository Receipt.

AMT - Alternate Minimum Tax.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CBOE- Chicago Board Options Exchange.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

WHITEBOX MARKET NEUTRAL EQUITY

SCHEDULE OF INVESTMENTS

January 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (92.37%)
Basic Materials (0.67%)
Chemicals (0.19%)
Gulf Resources, Inc.(a)(b)	14,997	$26,395
OMNOVA Solutions, Inc.(a)(b)	11,148	76,475

		102,870

Forest Products & Paper (0.30%)
Domtar Corp.(b)	4,168	159,635
Verso Corp.(a)	972	2,041

		161,676

Mining (0.18%)
Globe Specialty Metals, Inc.(b)	4,825	74,401
Taseko Mines Ltd.(a)	30,960	23,220

		97,621

Total Basic Materials		362,167

Communications (3.95%)
Internet (1.83%)
ePlus, Inc.(a)(b)	448	30,213
Google, Inc., Class A(a)(b)	1,215	653,123
Monitise PLC(a)	118,831	22,697
Perion Network Ltd.(a)(b)	59,180	194,110
Safeguard Scientifics, Inc.(a)(b)	4,384	80,359

		980,502

Media (0.21%)
Cumulus Media, Inc., Class A(a)(b)	32,880	114,422

Telecommunications (1.91%)
Alcatel-Lucent, Sponsored ADR(a)(b)	46,585	160,718
ARRIS Group, Inc.(a)(b)	11,367	298,043
ClearOne, Inc.	6,889	73,161
Telenav, Inc.(a)(b)	7,972	51,659
Vonage Holdings Corp.(a)(b)	94,505	396,921
Zhone Technologies, Inc.(a)(b)	36,190	47,771

		1,028,273

Total Communications		2,123,197

Consumer, Cyclical (20.97%)
Airlines (1.33%)
American Airlines Group, Inc.(b)	7,363	361,376
American Airlines Group, Inc., Escrow Shares(a)	52,166	112,418
Gol Linhas Aereas Inteligentes SA, ADR(b)	33,479	150,655
Republic Airways Holdings, Inc.(a)(b)	6,591	90,692

		715,141

	Shares	Value

Consumer, Cyclical (continued)
Auto Manufacturers (0.50%)
General Motors Co.(b)	8,202	$267,549

Auto Parts & Equipment (2.83%)
Gentherm, Inc.(a)(b)	9,312	342,495
Motorcar Parts of America, Inc.(a)(b)	3,782	98,786
Tower International, Inc.(a)(b)	45,789	1,083,826

		1,525,107

Distribution/Wholesale (1.10%)
HD Supply Holdings, Inc.(a)(b)	13,676	394,279
Ingram Micro, Inc., Class A(a)	7,897	198,847

		593,126

Entertainment (0.72%)
RCI Hospitality Holdings, Inc.(a)(b)	21,211	206,807
Speedway Motorsports, Inc.(b)	8,180	182,332

		389,139

Home Builders (0.18%)
KB Home(b)	6,214	77,427
Taylor Morrison Home Corp., Class A(a)(b)	1,129	20,062

		97,489

Home Furnishings (4.17%)
Hooker Furniture Corp.(b)	16,104	290,516
La-Z-Boy, Inc.	6,047	161,394
Norcraft Cos., Inc.(a)(b)	25,185	519,315
Select Comfort Corp.(a)(b)	21,116	630,102
Whirlpool Corp.(b)	3,217	640,440

		2,241,767

Leisure Time (0.33%)
Johnson Outdoors, Inc., Class A	175	5,250
Steiner Leisure Ltd.(a)(b)	3,967	173,041

		178,291

Lodging (0.09%)
Century Casinos, Inc.(a)(b)	9,043	49,646

Retail (9.72%)
Big Lots, Inc.(b)	4,155	190,756
The Cheesecake Factory, Inc.(b)	7,007	367,938
Dillard’s, Inc., Class A(b)	4,311	489,730
Dollar General Corp.(a)(b)	3,962	265,692
Dollar Tree, Inc.(a)(b)	3,864	274,730
Ezcorp, Inc., Class A(a)	21,234	218,922
Lithia Motors, Inc., Class A(b)	4,814	407,746
Macy’s, Inc.(b)	6,366	406,660
McDonald’s Corp.	2,962	273,807
Office Depot, Inc.(a)(b)	94,858	720,921
Potbelly Corp.(a)(b)	17,481	245,258
Sonic Automotive, Inc., Class A(b)	15,618	384,671
Texas Roadhouse, Inc.(b)	16,682	560,348
Tile Shop Holdings, Inc.(a)	30,556	248,115

	Shares	Value

Consumer, Cyclical (continued)
TravelCenters of America LLC(a)(b)	12,743	$170,629

		5,225,923

Total Consumer, Cyclical		11,283,178

Consumer, Non-cyclical (26.26%)
Beverages (0.61%)
MusclePharm Corp.(a)(b)	6,695	54,497
PepsiCo, Inc.(b)	2,907	272,619

		327,116

Biotechnology (1.17%)
ANI Pharmaceuticals, Inc.(a)	1,308	73,209
Ligand Pharmaceuticals, Inc.(a)(b)	9,747	554,799

		628,008

Commercial Services (4.51%)
Cintas Corp.(b)	11,305	889,703
CTPartners Executive Search, Inc.(a)	6,564	35,971
Ennis, Inc.(b)	8,411	112,203
KAR Auction Services, Inc.(b)	15,191	518,165
ManpowerGroup, Inc.(b)	5,505	401,204
Net 1 UEPS Technologies, Inc.(a)(b)	25,231	299,997
Newtek Business Services Corp.(a)(b)	4,661	66,512
The Providence Service Corp.(a)	2,574	100,386

		2,424,141

Food (1.21%)
Cosan Ltd., Class A(b)	5,024	34,665
SpartanNash Co.(b)	10,213	263,087
Sysco Corp.(b)	9,017	353,196

		650,948

Healthcare-Products (3.94%)
Cynosure, Inc., Class A(a)	5,610	169,534
Fonar Corp.(a)(b)	14,441	146,576
Greatbatch, Inc.(a)(b)	7,573	367,745
InfuSystems Holdings, Inc.(a)(b)	17,050	47,058
MiMedx Group, Inc.(a)(b)	6,281	51,222
NuVasive, Inc.(a)(b)	15,398	713,235
Rockwell Medical, Inc.(a)	28,953	312,403
Synergetics USA, Inc.(a)(b)	28,644	137,491
Trinity Biotech PLC, Sponsored ADR(b)	9,516	176,427

		2,121,691

Healthcare-Services (6.69%)
Addus HomeCare Corp.(a)(b)	22,956	509,164
Alliance HealthCare Services, Inc.(a)(b)	3,819	86,080
Civitas Solutions, Inc.(a)(b)	37,513	712,372
Envision Healthcare Holdings, Inc.(a)(b)	11,890	408,778
Healthways, Inc.(a)(b)	19,903	410,400
Laboratory Corp. of America Holdings(a)(b)	5,916	679,039
UnitedHealth Group, Inc.(b)	7,477	794,431

		3,600,264

Household Products/Wares (1.09%)
Avery Dennison Corp.(b)	4,203	219,691
Helen of Troy Ltd.(a)(b)	4,471	336,309

	Shares	Value

Consumer, Non-cyclical (continued)
Summer Infant, Inc.(a)(b)	9,806	$30,202

		586,202

Pharmaceuticals (7.04%)
Actavis PLC(a)(b)	2,342	624,237
Akorn, Inc.(a)(b)	9,857	419,711
IGI Laboratories, Inc.(a)(b)	48,978	487,821
Johnson & Johnson(b)	6,338	634,687
Lannett Co., Inc.(a)(b)	12,577	596,527
POZEN, Inc.(a)(b)	16,438	113,587
Salix Pharmaceuticals Ltd.(a)(b)	3,243	436,735
Supernus Pharmaceuticals, Inc.(a)(b)	55,863	474,835

		3,788,140

Total Consumer, Non-cyclical		14,126,510

Diversified (0.33%)
Holding Companies-Diversified (0.33%)
Horizon Pharma PLC(a)	10,864	178,496

Total Diversified		178,496

Energy (1.04%)
Oil & Gas (0.99%)
Gran Tierra Energy, Inc.(a)(b)	163,480	349,847
Ithaca Energy, Inc.(a)	80,985	77,098
Ithaca Energy, Inc. (CAD)(a)(b)	32,900	31,328
Vantage Drilling Co.(a)(b)	35,184	13,722
Vertex Energy, Inc.(a)(b)	16,653	57,953

		529,948

Oil & Gas Services (0.05%)
MRC Global, Inc.(a)(b)	2,562	27,695

Total Energy		557,643

Financials (18.28%)
Banks (0.90%)
Ameris Bancorp(b)	9,138	220,500
C&F Financial Corp.	312	11,010
Financial Institutions, Inc.(b)	7,454	164,212
Walker & Dunlop, Inc.(a)	4,983	88,448

		484,170

Diversified Financial Services (7.48%)
AerCap Holdings NV(a)(b)	3,810	150,609
Aircastle Ltd.(b)	4,501	90,290
Ally Financial, Inc.(a)(b)	24,515	458,676
Consumer Portfolio Services, Inc.(a)(b)	26,071	145,998
Encore Capital Group, Inc.(a)(b)	11,814	439,717
Evercore Partners, Inc., Class A(b)	1,699	81,331
Federal Agricultural Mortgage Corp., Class C(b)	14,632	403,112
Fly Leasing Ltd., ADR(b)	14,873	197,960
JG Wentworth Co., Class A(a)(b)	105,797	1,008,245
Marlin Business Services Corp.(b)	4,795	76,960
Nationstar Mortgage Holdings, Inc.(a)(b)	8,350	214,678

	Shares	Value

Financials (continued)
Nelnet, Inc., Class A(b)	5,470	$239,258
Oppenheimer Holdings, Inc., Class A(b)	1,245	24,589
Pzena Investment Management, Inc., Class A(b)	3,242	26,357
Regional Management Corp.(a)(b)	11,081	161,007
Stonegate Mortgage Corp.(a)(b)	30,653	308,369

		4,027,156

Insurance (1.94%)
Crawford & Co., Class A	4,367	33,844
HCI Group, Inc.(b)	4,000	184,840
Lincoln National Corp.(b)	3,368	168,333
Maiden Holdings Ltd.(b)	25,154	314,425
National Western Life Insurance Co., Class A(b)	1,055	251,502
The Navigators Group, Inc.(a)	1,206	89,509

		1,042,453

Investment Companies (1.52%)
American Capital Ltd.(a)(b)	58,371	816,610

Real Estate Investment Trusts (6.04%)
Cherry Hill Mortgage Investment Corp.(b)	18,212	308,147
The Geo Group, Inc.(b)	2,085	90,739
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	22,862	313,210
New Residential Investment Corp.(b)	6,361	81,103
New Senior Investment Group, Inc.(b)	75,786	1,253,501
Newcastle Investment Corp.(b)	27,540	122,002
Preferred Apartment Communities, Inc., Class A(b)	54,974	555,787
RAIT Financial Trust(b)	74,523	525,387

		3,249,876

Savings & Loans (0.40%)
Meta Financial Group, Inc.	1,140	38,156
Pacific Premier Bancorp, Inc.(a)(b)	11,833	175,838

		213,994

Total Financials		9,834,259

Industrials (15.58%)
Aerospace & Defense (1.48%)
Ducommun, Inc.(a)	337	8,752
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	2,097	94,449
United Technologies Corp.(b)	6,020	690,975

		794,176

Building Materials (1.00%)
Builders FirstSource, Inc.(a)(b)	15,145	89,659
Continental Building Products, Inc.(a)(b)	4,818	80,653
PGT, Inc.(a)(b)	43,005	369,413

		539,725

Electrical Components & Equipment (3.17%)
AMETEK, Inc.	8,161	390,912
Canadian Solar, Inc.(a)	10,231	208,610
EnerSys(b)	10,741	627,060

	Shares	Value

Industrials (continued)
Hubbell, Inc., Class B(b)	4,506	$477,816

		1,704,398

Electronics (1.28%)
Checkpoint Systems, Inc.(a)(b)	7,042	91,264
Flextronics International Ltd.(a)(b)	15,546	172,872
FLIR Systems, Inc.(b)	14,106	426,001

		690,137

Engineering & Construction (1.43%)
Granite Construction, Inc.(b)	10,189	347,241
Tutor Perini Corp.(a)(b)	19,288	418,742

		765,983

Machinery-Diversified (1.02%)
The Middleby Corp.(a)(b)	5,694	541,044
Power Solutions International, Inc.(a)	209	9,242

		550,286

Metal Fabrication/Hardware (1.28%)
Mueller Water Products, Inc., Class A(b)	67,486	690,382

Miscellaneous Manufacturing (0.68%)
Crane Co.(b)	4,754	289,756
Federal Signal Corp.(b)	4,536	69,265
MFRI, Inc.(a)	961	5,362

		364,383

Packaging & Containers (0.21%)
Graphic Packaging Holding Co.(a)(b)	7,702	111,525

Transportation (4.03%)
Aegean Marine Petroleum Network, Inc.(b)	15,458	213,166
Air Transport Services Group, Inc.(a)(b)	9,989	83,208
Atlas Air Worldwide Holdings, Inc.(a)(b)	9,714	439,073
Covenant Transportation Group, Inc., Class A(a)(b)	8,918	252,379
Dynagas LNG Partners LP(b)	14,182	263,502
Heartland Express, Inc.(b)	26,172	672,359
Quality Distribution, Inc.(a)(b)	5,219	43,526
Safe Bulkers, Inc.(b)	8,227	29,535
Teekay Tankers Ltd., Class A(b)	33,349	171,414

		2,168,162

Total Industrials		8,379,157

Technology (5.29%)
Computers (4.04%)
Apple, Inc.(b)	3,007	352,300
EPAM Systems, Inc.(a)(b)	9,785	478,780
Icad, Inc.(a)(b)	52,387	416,477
Luxoft Holding, Inc.(a)(b)	8,463	330,226
Netlist, Inc.(a)	71,331	96,297
Planar Systems, Inc.(a)	16,062	117,574
Quantum Corp.(a)(b)	65,745	103,877
Sykes Enterprises, Inc.(a)(b)	10,266	231,190

		Shares	Value

Technology (continued)
WidePoint Corp.(a)(b)		34,107	$48,773

			2,175,494

Semiconductors (1.02%)
Integrated Device Technology, Inc.(a)(b)		13,732	251,158
Mattson Technology, Inc.(a)		20,459	67,310
Ultra Clean Holdings, Inc.(a)(b)		8,354	73,515
Xcerra Corp.(a)(b)		20,236	155,413

			547,396

Software (0.23%)
Acxiom Corp.(a)(b)		4,392	79,935
Planet Payment, Inc.(a)(b)		25,503	41,315

			121,250

Total Technology			2,844,140

TOTAL COMMON STOCKS (Cost $50,051,854)			49,688,747

EXCHANGE TRADED FUNDS (0.32%)
Equity Funds (0.32%)
Market Vectors® Gold Miners ETF(b)		7,698	171,588

TOTAL EXCHANGE TRADED FUNDS (Cost $179,794)			171,588

RIGHTS: 0.00%(c)
Providence Service Corp., Strike Price: $100, Expires: 02/05/2015(a)(b)		80	0

TOTAL RIGHTS (Cost $0)			0

WARRANTS: 0.01%
EnteroMedics, Inc., Strike Price: $0.08, Expires: 09/28/2016(a)		19,964	3,278

TOTAL WARRANTS (Cost $26,248)			3,278

7-Day Yield		Shares	Value

SHORT TERM INVESTMENTS (5.00%)
Money Market Fund (5.00%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	2,690,762	2,690,762

TOTAL SHORT TERM INVESTMENTS (Cost $2,690,762)			2,690,762

Value

TOTAL INVESTMENTS (97.70%) (Cost $52,948,658)	$52,554,375

Other Assets In Excess of Liabilities (2.30%)	1,236,212

NET ASSETS (100.00%)	$53,790,587

(a)	Non-income producing security.
(b)

Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $37,354,515.

(c)	Less than 0.005% of Net Assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (-0.14%)

Consumer, Cyclical (-0.14%)

Retail (-0.14%)
hhgregg, Inc.	(13,626)	$(74,807)

Total Consumer, Cyclical		(74,807)

TOTAL COMMON STOCKS (Proceeds $96,182)		(74,807)

TOTAL SECURITIES SOLD SHORT (Proceeds $96,182)		$(74,807)

TOTAL RETURN SWAP CONTRACTS

Counterparty: Bank of America Merrill Lynch

Reference Obligation: Whitebox Market Neutral Equity Fund - Basket of Securities (See specific securities below)

Paid by Fund: For long positions, the Fund pays 1 month LIBOR plus 40bps and any negative return on the reference basket of securities. For short positions, the Fund pays any positive return on the reference basket of securities.

Received by Fund: For long positions, the Fund receives any positive return on the reference basket of securities. For short positions, the Fund receives 1 month LIBOR less the stock lending rate and any negative return on the reference basket of securities.

Swap Reset Frequency: Monthly

Termination Date: November 24, 2015

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions
8x8, Inc.	(26,996)	$(208,139)	$6,479
Adeptus Health, Inc., Class A	(5,288)	(166,308)	8,566
Agilysys, Inc.	(14,075)	(146,098)	5,490
Altra Industrial Motion Corp.	(9,326)	(238,279)	(1,305)
Amazon.com, Inc.	(713)	(252,780)	(34,067)
Amsurg Corp.	(7,367)	(406,511)	10,314
AO Smith Corp.	(5,505)	(327,052)	1,186
Apogee Enterprises, Inc.	(4,717)	(204,057)	5,944
Armstrong World Industries, Inc.	(7,081)	(359,007)	6,727
Astec Industries, Inc.	(9,736)	(346,212)	6,224
athenahealth, Inc.	(1,033)	(144,320)	6,240
Autoliv, Inc.	(7,717)	(818,465)	(26,161)
AvalonBay Communities, Inc., REIT	(2,224)	(384,730)	14,389
Bank of the Ozarks, Inc.	(3,805)	(123,396)	6,316
BankFinancial Corp.	(5,681)	(64,252)	341
BorgWarner, Inc.	(4,626)	(249,850)	4,025
Bruker Corp.	(12,066)	(227,565)	(3,017)
CARBO Ceramics, Inc.	(2,047)	(67,101)	6,182
Caterpillar, Inc.	(7,373)	(589,619)	(885)
Cepheid	(7,571)	(427,837)	(19,079)
Chuy’s Holdings, Inc.	(8,880)	(189,766)	12,520
CIRCOR International, Inc.	(1,105)	(54,576)	552
Citizens, Inc.	(44,238)	(319,398)	2,596
Clean Energy Fuels Corp.	(66,439)	(277,051)	15,945
Clifton Bancorp, Inc.	(13,503)	(179,050)	607
Cohen & Steers, Inc.	(2,509)	(105,579)	4,968
Colfax Corp.	(10,203)	(462,298)	(3,877)
Consumer Discretionary Select Sector SPDR® Fund	(7,530)	(527,025)	5,572
Consumer Staples Select Sector SPDR® Fund	(17,459)	(838,381)	18,507
Con-way, Inc.	(6,950)	(284,742)	12,649
Costco Wholesale Corp.	(1,606)	(229,642)	(3,212)
Crimson Wine Group Ltd.	(9,268)	(83,412)	2,780
Deere & Co.	(5,993)	(510,544)	5,094
Deltic Timber Corp	(9,938)	(621,125)	398
DENTSPLY International, Inc.	(5,052)	(252,726)	2,350
Dick’s Sporting Goods, Inc.	(4,331)	(223,696)	15,245
Dorman Products, Inc.	(7,222)	(330,262)	16,379
Ecolab, Inc.	(5,628)	(584,018)	15,251
eHealth, Inc.	(2,855)	(29,235)	1,570
Elizabeth Arden, Inc.	(1,643)	(24,284)	3,203
Ellie Mae, Inc.	(2,341)	(103,566)	3,067
Equity One, Inc., REIT	(12,473)	(339,765)	5,612

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions (continued)
Erie Indemnity Co., Class A	(7,719)	$(668,929)	$19,065
Essex Property Trust, Inc., REIT	(2,100)	(474,705)	6,804
Fairway Group Holdings Corp.	(2,358)	(10,752)	(471)
Federal Realty Investment Trust	(2,961)	(425,703)	10,107
Federal-Mogul Holdings Corp.	(23,381)	(316,345)	6,513
Five9, Inc.	(4,639)	(18,231)	1,286
Ford Motor Co.	(55,279)	(813,154)	7,739
Fortune Brands Home & Security, Inc.	(9,559)	(428,148)	5,257
FXCM, Inc., Class A	(3,784)	(8,325)	681
Generac Holdings, Inc.	(8,790)	(384,475)	12,569
General Cable Corp.	(20,161)	(230,642)	(403)
General Dynamics Corp.	(2,180)	(290,398)	8,698
Gogo, Inc.	(3,253)	(47,282)	1,838
Gorman-Rupp Co.	(11,706)	(333,738)	8,108
GrafTech International Ltd.	(28,455)	(103,292)	12,520
Groupon, Inc.	(17,543)	(125,608)	(1,404)
Haemonetics Corp.	(4,374)	(173,210)	(8,266)
Hardinge, Inc.	(2,017)	(23,014)	(132)
Health Care Select Sector SPDR® Fund	(37,993)	(2,631,775)	58,129
hhgregg, Inc.	(22,397)	(122,960)	(2,862)
Hill-Rom Holdings, Inc.	(7,505)	(358,439)	7,430
HNI Corp.	(6,022)	(296,584)	4,636
IMAX Corp.	(9,337)	(311,202)	467
Industrial Select Sector SPDR® Fund	(589)	(32,142)	329
Integra LifeSciences Holdings Corp.	(3,178)	(177,078)	4,990
Interactive Intelligence Group, Inc.	(3,868)	(156,886)	10,173
iPATH S&P 500® VIX Short-Term Futures ETN	(2,578)	(95,025)	(12,529)
iShares® MSCI Brazil Capped ETF	(3,050)	(104,646)	8,113
iShares® Nasdaq Biotechnology ETF	(2,123)	(682,863)	9,193
iShares® Russell 2000® ETF	(90,937)	(10,521,411)	267,842
Ixia	(2,238)	(22,693)	179
j2 Global, Inc.	(1,365)	(78,406)	674
Kindred Healthcare, Inc.	(13,248)	(244,558)	14,175
Krispy Kreme Doughnuts, Inc.	(12,156)	(236,677)	10,333
Lancaster Colony Corp.	(4,004)	(360,080)	15,856
LegacyTexas Financial Group, Inc.	(2,712)	(53,752)	1,329
lululemon athletica, Inc.	(4,335)	(287,150)	5,376
Lumber Liquidators Holdings, Inc.	(2,368)	(149,539)	(6,820)
Luminex Corp.	(11,618)	(205,058)	3,717
Marcus Corp.	(900)	(16,974)	81
Masonite International Corp.	(3,634)	(227,924)	2,835
Moog, Inc., Class A	(2,757)	(193,817)	14,971
Natus Medical, Inc.	(4,288)	(161,229)	(858)
Netflix, Inc.	(202)	(89,244)	2,498
NetSuite, Inc.	(2,787)	(274,324)	20,931
Noodles & Co.	(375)	(9,638)	183
Pall Corp.	(300)	(29,028)	765
Panera Bread Co., Class A	(954)	(163,954)	(610)
Paylocity Holding Corp.	(4,177)	(98,410)	2,465
Pennsylvania Real Estate Investment Trust	(3,388)	(81,075)	3,625
Pentair PLC	(8,371)	(517,412)	7,450
PerkinElmer, Inc.	(4,884)	(223,248)	(8,645)
Pilgrim’s Pride Corp.	(10,996)	(298,541)	108,531
Polaris Industries, Inc.	(1,952)	(282,240)	8,652
PriceSmart, Inc.	(1,540)	(125,941)	7,254

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Positions (continued)
Proto Labs, Inc.	(5,246)	$(337,790)	$1,941
Raven Industries, Inc.	(8,535)	(182,990)	9,133
Regency Centers Corp., REIT	(9,057)	(620,948)	11,865
Restoration Hardware Holdings, Inc.	(1,657)	(145,037)	7,490
Ritchie Bros Auctioneers, Inc.	(5,824)	(145,600)	1,689
RLI Corp.	(19,574)	(918,216)	42,358
Roundy’s, Inc.	(42,991)	(154,768)	7,308
Saia, Inc.	(8,045)	(338,775)	23,652
Sears Holdings Corp. (Warrant)	(1,249)	(26,241)	2,324
Select Medical Holdings Corp.	(14,628)	(197,771)	8,776
Sequential Brands Group, Inc.	(15,290)	(158,252)	20,182
Signet Jewelers Ltd.	(1,967)	(238,223)	8,301
Sun Hydraulics Corp.	(6,774)	(245,490)	9,247
Superior Industries International, Inc.	(12,773)	(233,107)	6,387
Synageva BioPharma Corp.	(1,482)	(170,756)	6,743
Taubman Centers, Inc., REIT	(2,011)	(164,801)	3,660
The Bon-Ton Stores, Inc.	(19,615)	(107,490)	(981)
The Cheesecake Factory, Inc.	(122)	(6,406)	236
The Coca-Cola Co.	(6,366)	(262,088)	7,767
The Habit Restaurants, Inc., Class A	(4,067)	(134,211)	(488)
The St. Joe Co.	(3,012)	(48,674)	693
The Wendy’s Co.	(20,260)	(213,540)	406
Thermo Fisher Scientific, Inc.	(1,742)	(218,116)	(575)
Thoratec Corp.	(8,683)	(311,633)	6,078
Titan International, Inc.	(25,230)	(225,556)	12,868
Tootsie Roll Ind.	(11,481)	(358,092)	32,492
Tractor Supply Co.	(1,397)	(113,394)	(852)
Triumph Group, Inc.	(2,957)	(168,726)	17,506
Under Armour, Inc., Class A	(1,009)	(72,729)	(121)
United Natural Foods, Inc.	(1,872)	(144,668)	4,268
United Parcel Service, Inc., Class B	(3,444)	(340,405)	6,922
USG Corp.	(5,834)	(177,645)	(1,225)
Ventas, Inc., REIT	(10,139)	(809,194)	9,398
Violin Memory, Inc.	(25,518)	(97,989)	10,207
Wausau Paper Corp.	(16,781)	(170,495)	839
WD-40 Co.	(4,653)	(381,825)	9,487
West Pharmaceutical Services, Inc.	(4,353)	(214,646)	6,312
Westamerica Bancorporation	(17,138)	(697,174)	41,474
WestJet Airlines Ltd.	(8,847)	(211,793)	8,089
XO Group, Inc.	(3,802)	(62,505)	3,384
Xoom Corp.	(4,400)	(64,900)	4,796
YRC Worldwide, Inc.	(12,483)	(197,980)	19,599
Zillow, Inc., Class A	(951)	(92,171)	5,230
Zoe’s Kitchen, Inc.	(5,365)	(165,993)	2,039

Total Short Positions		(47,468,396)	1,179,956

Total Positions		$(47,468,396)	$1,179,956

Common Abbreviations:

ADR - American Depository Receipt.

ETN - Exchange Traded Note.

ETF - Exchange Traded Fund.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SPDR - Standard and Poor’s Depository Receipt.

See Notes to Quarterly Schedule of Investments.

WHITEBOX TACTICAL ADVANTAGE

SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (3.23%)
Financials (3.23%)
Real Estate Investment Trusts (3.23%)
American Capital Agency Corp.	15,500	$334,025
New Senior Investment Group, Inc.	10,000	165,400
Two Harbors Investment Corp.	15,000	154,800

		654,225

Total Financials		654,225

TOTAL COMMON STOCKS (Cost $687,213)		654,225

CLOSED END FUNDS (0.93%)
Nuveen Municipal Advantage Fund, Inc.	13,200	189,288

TOTAL CLOSED END FUNDS (Cost $183,111)		189,288

	Principal Amount	Value

BANK LOANS (16.12%)(a)
Consumer, Cyclical (10.28%)
Airlines (1.99%)
American Airlines, L+3.25% 10/10/2021(b)	$400,000	401,572

Retail (8.29%)
J.C. Penny Co., Inc., L+5.00% 05/22/2018(b)	796,222	790,373
Kate Spade & Company, 4.00% 04/09/2021	497,500	487,966
Rite Aid Corporation, 4.88% 06/21/2021	400,000	401,252

		1,679,591

Total Consumer, Cyclical		2,081,163

Industrials (5.84%)
Machinery-Diversified (1.99%)
Zebra Technologies Corp., L+3.75% 10/27/2021(b)	400,000	402,892

Transportation (3.85%)
YRC Worldwide, Inc., 8.25% 02/13/2019	796,241	780,316

Total Industrials		1,183,208

TOTAL BANK LOANS (Cost $3,288,513)		3,264,371

CONVERTIBLE CORPORATE BONDS (2.72%)
Consumer, Non-cyclical (1.77%)
Pharmaceuticals (1.77%)
Herbalife Ltd., 2.00% 08/15/2019(c)	500,000	357,815

Total Consumer, Non-cyclical		357,815

	Principal Amount	Value

Energy (0.95%)
Oil & Gas (0.95%)
Lukoil International Finance BV, 2.63% 06/16/2015	$200,000	$193,200

Total Energy		193,200

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $588,693)		551,015

CORPORATE BONDS (53.95%)
Basic Materials (2.37%)
Forest Products & Paper (2.37%)
Resolute Forest Products, Inc., 5.88% 05/15/2023(d)	500,000	480,000

Total Basic Materials		480,000

Communications (26.37%)
Internet (7.64%)
IAC/InterActiveCorp, 4.75% 12/15/2022(d)	475,000	466,094
Netflix, Inc., 5.75% 03/01/2024(c)(d)	800,000	832,000
VeriSign, Inc., 4.63% 05/01/2023(d)	250,000	249,687

		1,547,781

Media (8.32%)
DISH DBS Corp., 5.00% 03/15/2023(d)	800,000	790,000
Sirius XM Radio, Inc., 6.00% 07/15/2024(c)(d)	400,000	412,000
Time, Inc., 5.75% 04/15/2022(c)(d)	500,000	483,750

		1,685,750

Telecommunications (10.41%)
CenturyLink, Inc., 7.60% 09/15/2039(d)	250,000	253,750
Frontier Communications Corp., 7.13% 01/15/2023(d)	400,000	417,000
Level 3 Communications, Inc., 5.75% 12/01/2022(c)	400,000	405,000
Sprint Corp., 7.88% 09/15/2023(d)	650,000	662,188
Windstream Corp., 6.38% 08/01/2023(d)	400,000	370,000

		2,107,938

Total Communications		5,341,469

Consumer, Cyclical (6.34%)
Auto Parts & Equipment (2.51%)
Dana Holding Corp., 5.50% 12/15/2024	250,000	254,062
Lear Corp., 4.75% 01/15/2023(d)	250,000	254,375

		508,437

Retail (3.83%)
L Brands, Inc., 5.63% 10/15/2023(d)	250,000	272,500
PVH Corp., 4.50% 12/15/2022(d)	500,000	502,500

		775,000

Total Consumer, Cyclical		1,283,437

	Principal Amount	Value

Consumer, Non-cyclical (7.26%)
Commercial Services (1.18%)
Sotheby’s, 5.25% 10/01/2022(c)	$250,000	$238,750

Food (2.15%)
HJ Heinz Co., 4.88% 02/15/2025(c)	433,000	435,165

Healthcare-Services (2.64%)
Fresenius Medical Care US Finance II, Inc., 4.75% 10/15/2024(c)	250,000	264,375
HCA, Inc., 5.25% 04/15/2025(d)	250,000	271,875

		536,250

Pharmaceuticals (1.29%)
Omnicare, Inc., 5.00% 12/01/2024(d)	250,000	261,250

Total Consumer, Non-cyclical		1,471,415

Energy (1.96%)
Oil & Gas (1.96%)
Tesoro Corp., 5.13% 04/01/2024(d)	400,000	397,500

Total Energy		397,500

Industrials (2.57%)
Packaging & Containers (1.28%)
Sealed Air Corp., 5.25% 04/01/2023(c)(d)	250,000	260,000

Shipbuilding (1.29%)
Huntington Ingalls Industries, Inc., 5.00% 12/15/2021(c)	250,000	260,000

Total Industrials		520,000

Technology (5.10%)
Computers (2.63%)
Seagate HDD Cayman, 4.75% 01/01/2025(c)	500,000	531,216

Semiconductors (2.47%)
Micron Technology, Inc., 5.50% 02/01/2025(c)(d)	271,000	275,065
Micron Technology, Inc., 5.25% 08/01/2023(c)	225,000	225,703

		500,768

Total Technology		1,031,984

Utilities (1.98%)
Electric (1.98%)
NRG Energy, Inc., 6.25% 05/01/2024(c)(d)	400,000	401,000

Total Utilities		401,000

TOTAL CORPORATE BONDS (Cost $10,882,140)		10,926,805

	Principal Amount	Value

MORTGAGE BACKED SECURITIES (18.73%)
Asset Backed Securities (10.48%)
Home Equity ABS (6.19%)
HSI Asset Loan Obligation Trust
Series 2007-WF1, 0.23% 12/25/2036(e)	$187,386	$85,717
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-HE5, 0.35% 03/25/2037(e)	797,819	448,478
Series 2006-HE7, 0.33% 09/25/2036(e)	371,733	223,640
Series 2007-NC2, 0.32% 02/25/2037(e)	126,077	79,947
Series 2007-NC2, 0.28% 02/25/2037(e)	152,849	96,375
Series 2006-HE7, 0.27% 09/25/2036(e)	125,583	74,707
NovaStar Mortgage Funding Trust
Series 2006-4, 0.32% 09/25/2036(e)	415,131	243,758

		1,252,622

Other ABS (4.29%)
First Franklin Mortgage Loan Trust
Series 2006-FF16, 0.31% 12/25/2036(e)	258,795	161,392
Ownit Mortgage Loan Trust
Series 2006-6, 0.33% 09/25/2037(e)	706,215	426,486
Specialty Underwriting & Residential Finance Trust
Series 2007-BC2, 0.44% 04/25/2037(e)	351,000	204,531
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, 0.32% 09/25/2036(e)	90,051	77,028

		869,437

Total Asset Backed Securities		2,122,059

Mortgage Securities (8.25%)
WL Collateral CMO (8.25%)
Adjustable Rate Mortgage Trust
Series 2005-1, 2.98% 05/25/2035(e)	120,395	112,634
Alternative Loan Trust
Series 2006-OA2, 0.38% 05/20/2046(e)	203,508	148,903
American Home Mortgage Assets Trust
Series 2006-3, 1.08% 10/25/2046(e)	111,321	92,873
Series 2006-2, 1.07% 09/25/2046(e)	167,635	119,241
Series 2007-1, 0.82% 02/25/2047(e)	49,672	30,771
American Home Mortgage Investment Trust
Series 2006-2, 6.20% 06/25/2036(f)	483,165	259,760
CHL Mortgage Pass-Through Trust
Series 2006-3, 0.42% 02/25/2036(e)	131,953	111,870
DSLA Mortgage Loan Trust
Series 2004-AR2, 0.98% 11/19/2044(e)	185,146	166,211
GMACM Mortgage Loan Trust
Series 2005-AR6, 2.74% 11/19/2035(e)	271,395	244,838
HarborView Mortgage Loan Trust
Series 2004-11, 0.48% 01/19/2035(e)	99,704	88,336
Series 2006-BU1, 0.35% 02/19/2046(e)	109,727	96,161
RALI Series Trust
Series 2006-QO6, 0.35% 06/25/2046(e)	286,475	129,709

		Principal Amount	Value

Mortgage Securities (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, 1.11% 08/25/2046(e)		$83,280	$70,670

			1,671,977

Total Mortgage Securities			1,671,977

TOTAL MORTGAGE BACKED SECURITIES (Cost $3,695,814)			3,794,036

MUNICIPAL BONDS (1.54%)
Government (1.54%)
New York Liberty Development Corp., 5.25% 10/01/2035(d)		250,000	311,835

TOTAL MUNICIPAL BONDS (Cost $286,373)			311,835

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (9.23%)
Money Market Fund (9.23%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	1,869,580	1,869,580

TOTAL SHORT TERM INVESTMENTS (Cost $1,869,580)			1,869,580

TOTAL INVESTMENTS (106.45%) (Cost $21,481,437)			21,561,155

Liabilities in Excess of Other Assets (-6.45%)			(1,306,731)

NET ASSETS (100.00%)			$20,254,424

(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Interest rate disclosed is that which is in effect as of January 31, 2015.
(b)	All or a portion of this position has not settled as of January 31, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the Euro Interbank Offerd Rate (“EURIBOR” or “E”) or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, the market value of securities restricted under Rule 144A was $5,381,839, representing 26.57% of the Fund’s net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.
(d)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and total return swap contracts aggregating a total market value of $6,865,150.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.

(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2015.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (-0.30%)

Consumer, Non-cyclical (-0.30%)
Pharmaceuticals (-0.30%)
Herbalife Ltd.	(2,000)	$(60,960)

Total Consumer, Non-cyclical		(60,960)

TOTAL COMMON STOCKS (Proceeds $83,272)		(60,960)

EXCHANGE TRADED FUNDS (-13.81%)
Debt Funds (-13.81%)
iShares® 20+ Year Treasury Bond ETF	(20,200)	(2,797,700)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,450,432)		(2,797,700)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,533,704)		$(2,858,660)

TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund(a)	Rate Paid to the Fund(b)	Termination Date	Unrealized Appreciation

Bank of America Merrill Lynch	Herbalife Ltd.	$(62,930)	0.1665	N/A	8/04/2019	$1,056

						$1,056

(a)	U.S. 1 month LIBOR as of last reset +0.40%.
(b)	The Fund receives dividend payments based on any dividend activity of the Reference Obligation.

Common Abbreviations:

ABS - Asset-Backed Security.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CMO - Collateralized Mortgage Obligation.

ETF - Exchange Traded Fund.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

WHITEBOX MUTUAL FUNDS

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

January 31, 2015 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Equity Fund (formerly known as Whitebox Long Short Equity Fund prior to January 31, 2014) and Whitebox Tactical Advantage Fund (formerly known as Whitebox Tactical Income Fund prior to August 22, 2014) (each, a “Fund” and together, the “Funds”). Whitebox Tactical Opportunities Fund commenced operations on December 1, 2011, Whitebox Market Neutral Equity Fund commenced operations on November 1, 2012 and Whitebox Tactical Advantage Fund commenced operations on May 1, 2014. The investment objective of Whitebox Tactical Opportunities Fund is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management. The investment objective of Whitebox Market Neutral Equity Fund is to provide investors with a positive return regardless of the direction of the U.S. equity markets generally. The investment objective of Whitebox Tactical Advantage Fund is to produce a high level of total return, comprised of current income and capital appreciation, while maintaining low portfolio volatility. The Funds are classified as non-diversified as defined in the 1940 Act.

Prior to January 31, 2014, Whitebox Tactical Opportunities Fund and Whitebox Market Neutral Equity Fund were authorized to issue shares in three share classes: Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments of $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). Effective, January 31, 2014, Advisor Shares are no longer being offered, and as of that date, the outstanding Advisor Shares were converted into Investor Shares. As a result, each outstanding Advisor Share received Investor Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Advisor Shares so reclassified. Additionally, the Investor Shares no longer have a front-end sales charge for investments of up to $1 million nor a contingent deferred sales charge for investments of $1 million or more. The Whitebox Tactical Advantage Fund is authorized to issue shares in two share classes: Investor Shares (offered generally and without front-end or contingent deferred sales charge) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

The information contained herein was prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts as of the reporting period. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “NYSE”) or using methods determined by Whitebox Advisors LLC (the “Adviser”) pursuant to procedures established under the general supervision and responsibility of the Board of Trustees (the “Board”). The Fund may, at its discretion, use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These foreign equity securities are generally categorized as Level 2 in the hierarchy when they are fair valued, but are otherwise categorized as Level 1. Bank Loans and Debt securities having maturities greater than 60 days are valued at the evaluated mean. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Adviser. The Board may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b) For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period.

(c) A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of January 31, 2015, the Whitebox Tactical Opportunities Fund and Whitebox Tactical Advantage Fund held restricted securities with total market values of $80,925,622 and $5,381,839, respectively, which represented 9.05% and 26.57% of each Fund’s net assets, respectively. As of January 31, 2015, the Whitebox Market Neutral Equity Fund did not hold any restricted securities.

(d) The Funds may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

(e) The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.

(f) The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class (the “Money Market Fund”). The Funds may redeem their investments from the Money Market Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Money Market Fund can be found at www.wellsfargoadvantagefunds.com.

The performance of the Funds may be directly affected by the performance of the Money Market Fund. As of January 31, 2015, the percentage of net assets invested in the Money Market Fund was 20.44%, 5.00% and 9.23% for Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Fund, and Whitebox Tactical Advantage Fund, respectively.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 –

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2015:

Whitebox Tactical Opportunities

Assets	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value

Investments in Securities, at Value
Common Stocks(a)
Consumer, Cyclical
Airlines	$6,871,200	$1,254,210	$–	$8,125,410
Other	73,732,234	–	–	73,732,234
Other	319,724,016	–	–	319,724,016
Closed End Funds	12,465,284	–	–	12,465,284
Exchange Traded Funds	104,552,735	–	–	104,552,735
Bank Loans	–	9,838,331	–	9,838,331
Convertible Corporate Bonds	–	18,985,647	–	18,985,647
Corporate Bonds	–	137,423,660	–	137,423,660
U.S. Treasury Notes	–	32,224,230	–	32,224,230
Purchased Options	10,698,884	2,618,830	–	13,317,714
Rights	4,706,602	–	–	4,706,602
Short Term Investments	182,677,770	–	–	182,677,770
Other Financial Instruments
Total Return Swap Contracts	–	12,021,975	–	12,021,975

Total	$715,428,725	$214,366,883	$–	$929,795,608

Liabilities

Securities Sold Short
Common Stocks	$(10,745,537)	$–	$–	$(10,745,537)
Exchange Traded Funds	(6,238,743)	–	–	(6,238,743)
Government Bonds	–	(30,960,997)	–	(30,960,997)
Other Financial Instruments
Written Options	(9,540,684)	(1,533,072)	–	(11,073,756)
Total Return Swap Contracts	–	(5,313,148)	–	(5,313,148)
Warrants	(1,828)	–	–	(1,828)

Total	$(26,526,792)	$(37,807,217)	$–	$(64,334,009)

Whitebox Market Neutral Equity
Assets	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value

Investment in Securities, at Value
Common Stocks(a)
Consumer, Cyclical
Airlines	$602,723	$112,418	$–	$715,141
Other	10,568,037	–	–	10,568,037
Other	38,405,569	–	–	38,405,569
Exchange Traded Funds	171,588	–	–	171,588
Rights	–	–	–	–
Warrants	–	3,278	–	3,278
Short Term Investments	2,690,762	–	–	2,690,762
Other Financial Instruments
Total Return Swap Contracts	–	1,179,956	–	1,179,956

Total	$52,438,679	$1,295,652	$–	$53,734,331

Liabilities

Securities Sold Short
Common Stocks	$(74,807)	$–	$–	$(74,807)

Total	$(74,807)	$–	$–	$(74,807)

Whitebox Tactical Advantage

Assets	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value

Investments in Securities, at Value
Common Stocks	$654,225	$–	$–	$654,225
Closed End Funds	189,288	–	–	189,288
Bank Loans	–	3,264,371	–	3,264,371
Convertible Corporate Bonds	–	551,015	–	551,015
Corporate Bonds	–	10,926,805	–	10,926,805
Mortgage Backed Securities	–	3,794,036	–	3,794,036
Municipal Bonds	–	311,835	–	311,835
Short Term Investments	1,869,580	–	–	1,869,580
Other Financial Instruments
Total Return Swap Contracts	–	1,056	–	1,056

Total	$2,713,093	$18,849,118	$–	$21,562,211

Liabilities

Securities Sold Short
Common Stocks	$(60,960)	$–	$–	$(60,960)
Exchange Traded Funds	(2,797,700)	–	–	(2,797,700)

Total	$(2,858,660)	$–	$–	$(2,858,660)

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels at the end of the reporting period. During the three months ended January 31, 2015 the Funds did not have any transfers. For the period ended January 31, 2015, the Funds did not have unobservable inputs (Level 3) used in determining fair value.

4. DERIVATIVE INSTRUMENTS

The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and total return swaps (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty.

Market Risk Factors: In pursuit of its investment objectives, the Funds may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase market value exposure relative to net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Purchased and Written Options: Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. The Funds could experience losses if the prices of options positions move in a direction different than anticipated, or if the Funds were unable to close out positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Funds if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Swap Agreements: The Funds may enter into swap agreements for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). All outstanding swap agreements are reported in each Fund’s schedule of investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Total Return Swaps: Certain Funds may invest in total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by each Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost each Fund initially to make an equivalent direct investment, plus or minus any amount each Fund is obligated to pay or is to receive under the total return swap agreement.

Use of Segregated and Other Special Accounts: Use of many derivatives by the Funds will require, among other things, that each Fund designates liquid assets to cover its obligations under the derivative to the extent a Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Funds to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation (determined each business day) must be designated.

5. FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2015, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales, investment in partnerships and the tax inclusion of constructive sale gains and short dividends.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS
Whitebox Tactical Opportunities	$971,438,123	$28,193,080	$(81,857,570)	$(53,664,490)
Whitebox Market Neutral Equity	$55,155,063	$1,601,144	$(4,201,832)	$(2,600,688)
Whitebox Tactical Advantage	$21,481,443	$326,710	$(246,998)	$79,712

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin President

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin President

Date:	March 27, 2015

By:	/s/ Michael McCormick
Michael McCormick Treasurer

Date:	March 27, 2015